Subsequent Event	6 Months Ended
Jun. 30, 2019
Subsequent Event [Abstract]
SUBSEQUENT EVENT

NOTE 7 - SUBSEQUENT EVENT:

On August 30, 2019, the Company entered into (i) a Convertible Loan Agreement with Ami Sagi, a major shareholder of the Company (the “Sagi Loan Agreement”), pursuant to which Ami Sagi agreed, upon the terms and subject to the conditions of the Sagi Loan Agreement, to provide a loan to the Company in an amount of $3,000,000 in two tranches, and (ii) a Convertible Loan Agreement with certain U.S. investors (the “U.S. Loan Agreement”, and, together with the Sagi Loan Agreement, the “Convertible Loan Agreements”), pursuant to which such U.S. investors (the “U.S. Investors”) agreed, upon the terms and subject to the conditions of the U.S. Loan Agreement, to provide a loan to the Company in an amount of $3,500,000 in one tranche.

The Sagi Loan Agreement provides that the transactions contemplated by the Sagi Loan Agreement shall occur in three separate closings. On the first closing date, which occurred on September 3, 2019, Ami Sagi transferred to the Company the principal amount of $2,000,000 (the “First Principal Amount”). On the second closing date, which will occur three business days after the Company shall have executed a license and/or a co-development agreement with a certain strategic business partner of the Company with respect to the Company’s intellectual property (if such were to occur) (the “Second Closing Date”), the following shall occur: (i) Ami Sagi will transfer to the Company the principal amount of $1,000,000 (the “Second Principal Amount”), and (ii) if the Second Closing Date shall occur after the Third Closing Date (as defined below), the Company will issue to Ami Sagi a warrant to purchase up to 250,000 American Depositary Shares (“ADSs”) representing 250,000 ordinary shares (the “Second Closing Warrant”). On the third closing date, which will occur three business days after the Company shall have received shareholder approval (the “Shareholder Approval”) approving the holding by Ami Sagi of voting rights in the Company exceeding 25% of the voting rights in the Company as well as the implementation of existing anti-dilution undertakings of the Company (the “Third Closing Date”), the following shall occur (i) the First Principal Amount and the Second Principal Amount (to the extent applicable) will automatically be converted into ADSs at a conversion price equal to $4.00 per ADS, and the Company shall pay to Ami Sagi the interest accrued on the converted principal in cash, (ii) the Company will issue to Ami Sagi a warrant to purchase up to 500,000 ADSs representing 500,000 ordinary shares, and, (iii) if the Second Closing Date shall have occurred prior to the Third Closing Date, the Company will issue to Ami Sagi the Second Closing Warrant. In addition, if the Third Closing Date occurs before the Second Closing Date, the payment of $1,000,000 (to the extent the Second Closing is completed) shall be made by way of an equity investment in the Company, and not by way of a convertible loan, at a price equal to $4.00 per ADS.

The U.S. Loan Agreement provides that the transactions contemplated by the U.S. Loan Agreement shall occur in two separate closings. On the first closing date, which occurred on September 6, 2019 subject to the satisfaction of customary closing conditions, the U.S. Investors shall transfer to the Company the principal amount of $3,500,000 (“Principal Amount”). On the second closing date, which will occur three business days after the Company shall have received Shareholder Approval, the following shall occur: (i) the Principal Amount will automatically be converted into ADSs at a conversion price equal to $4.00 per ADS, and the Company shall pay the U.S. Investors the interest accrued on the converted principal in cash, and (ii) the Company will issue the U.S. Investors warrants to purchase up to an aggregate amount of 875,000 ADSs representing 875,000 ordinary shares, at an exercise price of $4.00 per ADS.

The loans issuable under the Convertible Loan Agreements have a maturity date of three years from the issuance of the loan and bear interest at the rate of 6% per annum, payable in arrears on a quarterly basis. The principal amount of the loans will automatically convert into ADSs at a conversion $4.00 per ADS on the occurrence of the conditions described above. The loans may be prepaid early without any penalty and upon the occurrence of certain events of default, the outstanding loan amount, will become, at the election of each lender, immediately due and payable. The loans are subject to certain adjustments upon certain events, including share splits and share dividends. In addition, until the three-year anniversary of the first closing date and so long as the principal amount under the loans has not converted into ADSs, in the event of certain subsequent equity issuances at a price that is lower than the then applicable conversion price, the conversion price shall adjust to such lower price.

In addition, on the third closing date (in the case of Ami Sagi) and the second closing date (in the case of the U.S. Investors), the Company agreed to enter into Price Protection Agreements pursuant to which, until the three-year anniversary of the first closing date, the Company shall issue additional ADSs in the event of certain subsequent equity issuances at a price that is lower than $4.00 (subject to certain adjustments) on a “full-ratchet” basis with respect to their holdings in the Company.

The warrants issuable under the Convertible Loan Agreements are exercisable at $4.00 per ADS and have a term of three years from the issuance date. The warrants are subject to adjustments upon certain events, including share splits, share dividends, subsequent rights offerings, and fundamental transactions. In addition, until the three-year anniversary of the first closing date, in the event of certain subsequent equity issuances at a price that is lower than the then applicable exercise price, the exercise price shall adjust to such lower price.

Concurrently with the execution of the Convertible Loan Agreements, the Company entered into Registration Rights Agreements with each of Ami Sagi and the U.S. Investors, pursuant to which the Company granted certain demand and piggyback registration rights with respect to the ordinary shares represented by the ADSs underlying the convertible loans and warrants.